SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

26.  SUBSEQUENT EVENTS

Subsequent to year end, GFL amended its Revolving Credit Agreement to increase the term loan portion by $275.0 million. GFL also amended its Term Loan B Facility to extend the maturity date by two years to May 31, 2027 and to transition the remainder of the loan from a LIBOR-based interest benchmark to a SOFR-based interest benchmark.